Investment Strategy - Oak Harvest Long/Short Hedged Equity Fund	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities.

The Fund invests primarily in companies that the Adviser believes have exhibited an above-average rate of earnings growth over the past few years and that have prospects for above-average, sustainable growth in the future. The Fund may also invest in companies that do not exhibit particularly strong earnings histories but do have other attributes the Adviser believes may contribute to accelerated growth in the foreseeable future. Other attributes include, but are not limited to, a strong competitive position, a history of innovation, excellent management, and the financial resources to support long-term growth. The Fund seeks to purchase securities with attractive valuations based on the strong fundamentals of the underlying companies.

The Fund focuses its investments in equity securities or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Standard & Poor’s 500® Index (“S&P 500® Index”). The S&P 500® Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The Fund may also invest in securities of companies with market capitalizations below the range of market capitalizations of companies included in the S&P 500® Index. The Fund may invest up to 25% of its total assets in convertible securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase or, in the case of short sales, at the time the security is sold short.

The Fund may also invest up to 25% of its total assets in foreign securities of companies outside the United States, which will be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or other securities representing underlying securities of foreign issuers that trade in the U.S. markets. Depository Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

The portfolio managers use in-house research and other sources to identify companies the Adviser believes should be included in its investment universe of superior companies across a range of industries. Superior companies are businesses that the Adviser believes have:

●	Significant market opportunities (both in terms of magnitude and duration) in which the companies are leaders or potential leaders in their respective markets;

●	Proprietary products and services, new product development and product cycle leadership that sustains a strong brand franchise; and

●	A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change.

The Adviser then focuses on those companies that it believes have the ability to grow revenue and/or earnings at above average rates over several years, given the Adviser’s belief that superior investment returns are better achieved by actively managing the sizing and composition of portfolio holdings of stocks of companies that are able to grow at above-average sustainable rates over long periods of time. Factors considered include:

●	Product cycles, pricing flexibility and product or geographic mix;

●	Cash flow and financial resources to fund growth; and

●	Catalysts for growth such as changes in regulation, management, business cycle, business mix and industry consolidation.

The Adviser then uses a variety of valuation techniques including analyses of price/earnings ratios, price/sales ratios and price/cash flow ratios to identify those companies whose stocks are attractively valued relative to the market, their peer groups and their own price history. Valuation techniques also permit the Adviser to mitigate the potential downside risk of an investment candidate by demonstrating the difference in the estimated value of a company’s stock and its current market price. The Adviser monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies.

The Adviser may sell a stock or reduce its position in a stock if: the stock subsequently fails to meet the Adviser’s initial investment criteria; or a more attractively priced stock is found or if funds are needed for other purposes.

The Fund intends to sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies to generate additional income and returns or for hedging purposes, i.e., to protect the value of its portfolio, to hedge systematic market risk or sector risk, or to reduce portfolio volatility when deemed appropriate and to hedge systemic risk. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the Fund to own the shares it would have to deliver if the holder of the call option exercised the option. The Fund may invest in covered call options to reduce hedging costs and mitigate single stock volatility.

The Fund also may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 33% of the Fund’s net assets. Short positions may be removed based upon meeting price objectives or as part of the risk management program.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

The Fund is actively managed and may engage in frequent trading of portfolio securities to achieve its investment objective, both in its long-term investment strategy and short aspect of its options trading strategy as described above. If the Fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active management and frequent trading may also increase short-term gains and losses, which may affect the taxes you have to pay.